Transactions with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Transactions with Related Parties
Balance, beginning of year	$ 28,187,750	$ 17,249,528
New loans to existing Principal Officers/Directors	982,605	13,016,113
Retirement of Director	(3,099,646)	(12)
Repayment	(6,680,257)	(2,077,879)
Balance, end of year	$ 19,390,452	$ 28,187,750